SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	$ 9,421,184	$ 8,922,641
Less: accumulated amortization	(5,902,308)	(3,921,118)
Intangible assets, net	3,518,876	5,001,523
Royalty [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	5,621,411	5,323,941
Game Developed Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	3,652,373	3,459,100
Copyrights [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	$ 147,400	$ 139,600